Note 3 - Related Party Disclosure (Details Textual) - USD ($)	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts Payable, Current	$ 818,000							$ 753,000	$ 341,000
Chairman and Chief Executive Officer [Member]
Accounts Payable, Current	177,000
Chairman and Chief Executive Officer [Member] | Deferred Salaries [Member]
Due to Officers or Stockholders, Current	$ 1,000,000
Acuitas [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		2,028,029	431,818	363,636	306,818	200,000	450,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.33	$ 0.33	$ 0.33	$ 0.33	$ 0.47	$ 0.47
Acuitas [Member] | Exchange of Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		2,993,561
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.10
Acuitas [Member] | Senior Promissory Note [Member] | Exchanged Senior Demand Notes [Member]
Debt Instrument, Face Amount		$ 2,800,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		2,800,000